TAXES ON INCOME (TAX BENEFIT) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Activity [Line Items]
Current taxes	$ 642		$ 709		$ 1,152
Tax payment for previous years retained earnings	744	[1]	0	[1]	0	[1]
Deferred taxes	(2,310)		(540)		1,310
Income Tax Expense (Benefit)	$ (924)		$ 169		$ 2,462

[1]	See Note 14.A above